Fair Value (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Available for sale debt securities	$ 4,213,920,000	$ 3,080,768,000
Equity Securities	6,079,000	6,202,000
Estimate of Fair Value Measurement [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	4,169,363,000	3,029,954,000
Estimate of Fair Value Measurement [Member] | States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	44,557,000	50,814,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Equity Securities	6,079,000	6,202,000
Marketable Securities	6,079,000	6,202,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Marketable Securities	4,213,920,000	3,080,768,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	4,169,363,000	3,029,954,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	44,557,000	50,814,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Assets:
Equity Securities	6,079,000	6,202,000
Marketable Securities	4,219,999,000	3,086,970,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	4,169,363,000	3,029,954,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	$ 44,557,000	$ 50,814,000